Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,	December 31,
	2024	2023

Credit Agreement	$1,055,119	$1,042,059
3.84% Senior Notes	30,000	60,000
4.53% Notes	60,000	60,000
5.48% Notes	50,000	-
5.60% Notes	25,000	-
5.64% Notes	50,000	-
Capital leases maturing at various dates through 2029	28,591	20,048
	1,298,710	1,182,107
Less: current portion	41,567	37,132

Long-term debt - non-current	$1,257,143	$1,144,975

Schedule of Maturities of Long-Term Debt [Table Text Block]
2025	$41,567
2026	8,647
2027	1,060,410
2028	2,397
2029 and thereafter	185,689